Stockholders' Equity - Additional information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 23, 2003	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 23, 2003 Series B Convertible Preferred Stock	Jun. 28, 2013 Restricted Stock Series B common stock	Dec. 31, 2010 Restricted Stock Series B common stock	Dec. 31, 2012 Restricted Stock Series B common stock	Dec. 31, 2011 Restricted Stock Series B common stock	Jun. 30, 2013 2011 Equity Incentive Plan	Dec. 31, 2012 2011 Equity Incentive Plan Equity Option	Dec. 31, 2012 2011 Equity Incentive Plan Equity Option Minimum	Dec. 31, 2012 2011 Equity Incentive Plan Equity Option Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, contractual term													10 years	10 years
Share based compensation, vesting period															0 years	5 years
Share based compensation shares authorized for future issuance													6,413,051	6,000,000
Shares remaining available for grant													1,584,394	1,938,726
Restricted stock issued										385,500
Restricted shares, grant date fair value per share										$ 1.68
Restricted shares, percentage vested										50.00%	10.00%	10.00%
Warrants granted during the period	70,000							70,000
Exercise price of warrants issued	$ 3.57
Expiration date of warrant issued	Dec. 31, 2010
Amended expiration date of warrant	Dec. 31, 2015
Warrant-related expense							$ 44,100
Shares repurchased, shares									29,500
Shares repurchased, price per share									$ 1.80
Share based compensation expense		$ 118,180	$ 33,915	$ 598,486	$ 79,948	$ 127,488	$ 1,334,729		$ 16,437